DIVIDENDS PAID AND PROPOSED	12 Months Ended
Dec. 31, 2022
Dividends Paid And Proposed
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
Pursuant to Bermuda law, VEON is restricted from declaring or paying a dividend if there are reasonable grounds for believing that
(a)VEON is, or would after the payment be, unable to pay its liabilities as they become due, or
(b)the realizable value of VEON assets would, as a result of the dividend, be less than the aggregate of VEON liabilities.
There were no dividends declared by VEON in respect of the years 2022 and 2021.
DIVIDENDS DECLARED TO NON-CONTROLLING INTERESTS
During 2022, 2021 and 2020, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests as shown in the table below:

Name of subsidiary	2022	2021	2020

Omnium Telecom Algeria S.p.A	—	44	45
VIP Kazakhstan Holding AG	—	27	24
TNS Plus LLP	11	8	16
Other	3	10	2
Total dividends declared to non-controlling interests	14	89	87
In 2020, PMCL, a subsidiary of the Company, declared dividends to its shareholders, of which US$25 was declared to non-controlling shareholders of PMCL. Dividends declared to non-controlling interests of PMCL reduces the principal amount of the put-option liability over non-controlling interest on the date of declaration.